Goodwill (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
	December 31, 2020	June 30, 2021
	RMB’000	RMB’000

Beginning balance	302,158	274,567
Decrease during the year	(27,591)	(6,002)
Goodwill	274,567	268,565